Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE AS AT DECEMBER 31, 2024 at Dec. 31, 2022			$ 161,404,797	[1]	$ 22,447,083	$ 10,209,086	$ (208,054,607)	$ 23,610,333		$ 9,616,692
Balance, shares at Dec. 31, 2022			79,538	[1]
Stock-based payment for consulting fee (Note 19)			$ 340,000	[1]						340,000
Stock-based payment for consulting fee, shares	[1]		1,666
Conversion of convertible note (Note 16)				[1]	156,440					156,440
Issuance of ordinary shares for Equity Incentive Plan (Note 19)			$ 1,360,000	[1]						1,360,000
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]		6,666
Issuance of ordinary shares for financing (Note 19)			$ 1,961,923	[1]						1,961,923
Issuance of ordinary shares for financing, shares	[1]		34,924
Net loss for the year				[1]			(697,941)			(697,941)
Foreign currency translation (loss)				[1]				(23,035)		(23,035)
Ordinary shares issued for business acquisition			$ 49,218	[1]						49,218
Ordinary shares issued for business acquisition, shares	[1]		227
BALANCE AS AT DECEMBER 31, 2025 at Dec. 31, 2023			$ 165,115,938	[1]	22,603,523	10,209,086	(208,752,548)	23,587,298		12,763,297
Balance, shares at Dec. 31, 2023			123,021	[1]
Issuance of ordinary shares for Equity Incentive Plan (Note 19)			$ 820,400	[1]						820,400
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]		66,666
Issuance of ordinary shares for financing (Note 19)			$ 4,169,390	[1]						4,169,390
Issuance of ordinary shares for financing, shares	[1]		234,669
Net loss for the year				[1]			(1,819,387)			(1,819,387)
Foreign currency translation (loss)				[1]				(559,936)		(559,936)
Conversion of convertible note (Note 16)			$ 652,007	[1]	(156,440)					495,567
Conversion of convertible notes, shares	[1]		48,408
BALANCE AS AT DECEMBER 31, 2025 at Dec. 31, 2024			$ 170,757,735	[1]	22,447,083	10,209,086	(210,571,935)	23,027,362		15,869,331
Balance, shares at Dec. 31, 2024			472,764	[1]
Conversion of convertible note (Note 16)			$ 1,344,552	[1]						1,344,552
Issuance of ordinary shares for Equity Incentive Plan (Note 19)			$ 1,354,663	[1]						1,354,663
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]		266,666
Issuance of ordinary shares for financing (Note 19)			$ 2,971,380	[1]						2,971,380
Issuance of ordinary shares for financing, shares	[1]		616,334
Net loss for the year				[1]			(10,061,723)			(10,061,723)
Foreign currency translation (loss)				[1]				810,198		810,198
Ordinary shares issued for business acquisition			$ 18,130,719	[1]	(10,878,431)					7,252,288
Ordinary shares issued for business acquisition, shares	[1]		7,882,921
Beneficial conversion feature on convertible note, shares	[1]		364,516
Cancellation and reissuance of shares		$ 100,836	$ (100,836)	[1]
Cancellation and reissuance of shares, shares		50,418	(50,418)	[1]
BALANCE AS AT DECEMBER 31, 2025 at Dec. 31, 2025		$ 100,836	$ 194,458,213	[1]	$ 11,568,652	$ 10,209,086	$ (220,633,658)	$ 23,837,560		$ 19,540,689
Balance, shares at Dec. 31, 2025		50,418	9,552,783	[1]

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.